UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Asia Opportunities Fund

Investor Class (TRAOX)

This annual shareholder report contains important information about Asia Opportunities Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Investor Class	$129	1.15%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,173	10,067
2015	11,017	11,045
2015	10,211	9,700
2015	9,728	9,276
2016	9,057	8,239
2016	9,795	8,998
2016	10,428	9,557
2016	10,802	9,887
2017	10,930	9,989
2017	12,065	10,897
2017	13,171	12,169
2017	14,208	12,898
2018	15,738	14,338
2018	14,600	13,513
2018	14,139	12,802
2018	12,333	11,140
2019	13,910	12,248
2019	14,888	12,960
2019	14,424	12,412
2019	15,145	12,615
2020	15,398	12,888
2020	14,652	11,995
2020	17,018	13,940
2020	18,052	14,615
2021	20,993	17,550
2021	22,021	17,747
2021	20,338	16,597
2021	20,338	16,488
2022	19,553	15,568
2022	16,668	14,019
2022	16,104	13,288
2022	13,057	10,884
2023	17,230	13,966
2023	16,080	13,187
2023	16,644	14,111
2023	14,365	12,355
2024	14,846	12,933
2024	16,218	14,178
2024	17,118	14,991
2024	17,883	15,811

202411-4029887, 202412-3915340

F104-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Investor Class)	24.48%	3.38%	5.98%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$86,282
  Number of Portfolio Holdings58
  Investment Advisory Fees Paid (000s)$258
  Portfolio Turnover Rate60.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Asia Opportunities Fund

Investor Class (TRAOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Asia Opportunities Fund

Advisor Class (PAAOX)

This annual shareholder report contains important information about Asia Opportunities Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Advisor Class	$140	1.25%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,173	10,067
2015	11,008	11,045
2015	10,192	9,700
2015	9,708	9,276
2016	9,029	8,239
2016	9,776	8,998
2016	10,398	9,557
2016	10,772	9,887
2017	10,890	9,989
2017	12,024	10,897
2017	13,119	12,169
2017	14,145	12,898
2018	15,663	14,338
2018	14,517	13,513
2018	14,047	12,802
2018	12,246	11,140
2019	13,819	12,248
2019	14,784	12,960
2019	14,321	12,412
2019	15,030	12,615
2020	15,272	12,888
2020	14,539	11,995
2020	16,878	13,940
2020	17,898	14,615
2021	20,810	17,550
2021	21,825	17,747
2021	20,147	16,597
2021	20,147	16,488
2022	19,365	15,568
2022	16,494	14,019
2022	15,943	13,288
2022	12,921	10,884
2023	17,049	13,966
2023	15,910	13,187
2023	16,468	14,111
2023	14,200	12,355
2024	14,671	12,933
2024	16,029	14,178
2024	16,909	14,991
2024	17,654	15,811

202411-4029887, 202412-3915340

F204-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Advisor Class)	24.32%	3.27%	5.85%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$86,282
  Number of Portfolio Holdings58
  Investment Advisory Fees Paid (000s)$258
  Portfolio Turnover Rate60.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Asia Opportunities Fund

Advisor Class (PAAOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Asia Opportunities Fund

I Class (TRASX)

This annual shareholder report contains important information about Asia Opportunities Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - I Class	$94	0.84%

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
3/6/17	500,000	500,000
4/30/17	546,543	530,729
7/31/17	597,074	592,694
10/31/17	644,504	628,177
1/31/18	714,304	698,325
4/30/18	662,711	658,172
7/31/18	642,251	623,512
10/31/18	560,413	542,580
1/31/19	632,523	596,552
4/30/19	677,928	631,239
7/31/19	656,799	604,515
10/31/19	690,516	614,415
1/31/20	702,446	627,695
4/30/20	668,953	584,225
7/31/20	777,579	678,943
10/31/20	825,556	711,821
1/31/21	960,395	854,791
4/30/21	1,008,644	864,382
7/31/21	932,364	808,349
10/31/21	933,283	803,061
1/31/22	897,607	758,255
4/30/22	765,475	682,810
7/31/22	740,638	647,211
10/31/22	600,557	530,091
1/31/23	793,549	680,221
4/30/23	740,952	642,254
7/31/23	767,505	687,291
10/31/23	662,822	601,762
1/31/24	685,769	629,881
4/30/24	749,865	690,528
7/31/24	791,553	730,158
10/31/24	828,030	770,067

202411-4029887, 202412-3915340

F1076-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Asia Opportunities Fund (I Class)	24.92%	3.70%	6.81%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	5.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$86,282
  Number of Portfolio Holdings58
  Investment Advisory Fees Paid (000s)$258
  Portfolio Turnover Rate60.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Asia Opportunities Fund

I Class (TRASX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRAOX Asia Opportunities Fund
PAAOX Asia Opportunities
Fund–
.
Advisor Class
TRASX Asia Opportunities
Fund–
.
I Class

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 12 .99 $ 12 .04 $ 20 .17 $ 18 .16 $ 15 .33
Investment activities
Net investment income
(1)(2)
0 .14 0 .06 0 .11 0 .09 0 .04
Net realized and unrealized
gain/loss 3 .00 1 .17 ( 6 .89 ) 2 .21 2 .89
Total from investment activities 3 .14 1 .23 ( 6 .78 ) 2 .30 2 .93
Distributions
Net investment income ( 0 .23 ) ( 0 .07 ) ( 0 .08 ) ( 0 .02 ) ( 0 .10 )
Net realized gain — ( 0 .21 ) ( 1 .27 ) ( 0 .27 ) —
Total distributions ( 0 .23 ) ( 0 .28 ) ( 1 .35 ) ( 0 .29 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 15 .90 $ 12 .99 $ 12 .04 $ 20 .17 $ 18 .16
Ratios/Supplemental Data
Total return
(2)(3)
24 .48% 10 .02% ( 35 .80 ) % 12 .66% 19 .19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .68% 1 .50% 1 .33% 1 .15% 1 .21%
Net expenses after waivers/
payments by Price Associates 1 .15% 1 .15% 1 .15% 1 .15% 1 .15%
Net investment income 0 .95% 0 .43% 0 .64% 0 .42% 0 .28%
Portfolio turnover rate 60 .9% 31 .7% 29 .5% 31 .5% 92 .6%
Net assets, end of period (in
thousands) $46,170 $45,209 $51,459 $150,929 $120,942
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 12 .96 $ 11 .97 $ 20 .06 $ 18 .06 $ 15 .26
Investment activities
Net investment income
(1)(2)
0 .13 0 .03 0 .09 0 .06 0 .04
Net realized and unrealized
gain/loss 2 .98 1 .17 ( 6 .85 ) 2 .21 2 .86
Total from investment activities 3 .11 1 .20 ( 6 .76 ) 2 .27 2 .90
Distributions
Net investment income ( 0 .21 ) — ( 0 .06 ) — ( 0 .10 )
Net realized gain — ( 0 .21 ) ( 1 .27 ) ( 0 .27 ) —
Total distributions ( 0 .21 ) ( 0 .21 ) ( 1 .33 ) ( 0 .27 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 15 .86 $ 12 .96 $ 11 .97 $ 20 .06 $ 18 .06
Ratios/Supplemental Data
Total return
(2)(3)
24 .32% 9 .90% ( 35 .87 ) % 12 .56% 19 .08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 7 .17% 16 .67% 15 .61% 1 .50% 1 .51%
Net expenses after waivers/
payments by Price Associates 1 .25% 1 .25% 1 .25% 1 .25% 1 .25%
Net investment income 0 .89% 0 .24% 0 .57% 0 .27% 0 .28%
Portfolio turnover rate 60 .9% 31 .7% 29 .5% 31 .5% 92 .6%
Net assets, end of period (in
thousands) $33 $53 $49 $390 $436
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 12 .98 $ 12 .09 $ 20 .31 $ 18 .24 $ 15 .36
Investment activities
Net investment income
(1)(2)
0 .18 0 .12 0 .19 0 .17 0 .10
Net realized and unrealized
gain/loss 3 .01 1 .16 ( 6 .96 ) 2 .21 2 .89
Total from investment activities 3 .19 1 .28 ( 6 .77 ) 2 .38 2 .99
Distributions
Net investment income ( 0 .28 ) ( 0 .18 ) ( 0 .18 ) ( 0 .04 ) ( 0 .11 )
Net realized gain — ( 0 .21 ) ( 1 .27 ) ( 0 .27 ) —
Total distributions ( 0 .28 ) ( 0 .39 ) ( 1 .45 ) ( 0 .31 ) ( 0 .11 )
NET ASSET VALUE
End of period $ 15 .89 $ 12 .98 $ 12 .09 $ 20 .31 $ 18 .24
Ratios/Supplemental Data
Total return
(2)(3)
24 .92% 10 .37% ( 35 .65 ) % 13 .05% 19 .56%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .27% 1 .13% 1 .02% 0 .92% 1 .00%
Net expenses after waivers/
payments by Price Associates 0 .84% 0 .84% 0 .84% 0 .83% 0 .84%
Net investment income 1 .25% 0 .84% 1 .17% 0 .80% 0 .62%
Portfolio turnover rate 60 .9% 31 .7% 29 .5% 31 .5% 92 .6%
Net assets, end of period (in
thousands) $40,079 $40,849 $67,102 $95,533 $56,039
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 30.9%
Common Stocks 24.4%
Alibaba Group Holding (HKD)  243,980 2,984
Atour Lifestyle Holdings, ADR (USD)  55,376 1,451
China Resources Mixc Lifestyle Services (HKD)  458,800 1,893
Kanzhun, ADR (USD)  32,237 469
KE Holdings, ADR (USD)  93,491 2,050
Midea Group (HKD) (1) 53,400 502
New Oriental Education & Technology Group (HKD)  193,200 1,209
PDD Holdings, ADR (USD) (1) 3,855 465
Ping An Insurance Group, Class H (HKD)  399,000 2,472
Tencent Holdings (HKD)  127,800 6,664
Yum China Holdings (HKD) (2) 19,864 892
21,051
Common Stocks - China A Shares 6.5%
Fuyao Glass Industry Group, A Shares (CNH)  121,000 969
Hongfa Technology, A Shares (CNH)  427,320 1,822
Midea Group, A Shares (CNH)  102,000 1,023
Shenzhen Inovance Technology, A Shares (CNH)  169,550 1,325
Xiamen Faratronic, A Shares (CNH)  27,500 439
5,578
Total China (Cost $21,668) 26,629
HONG KONG 4.8%
Common Stocks 4.8%
AIA Group  321,600 2,538
HKT Trust & HKT  1,311,000 1,630
Total Hong Kong (Cost $3,727) 4,168
INDIA 16.1%
Common Stocks 16.1%
Axis Bank  84,854 1,166
Bharti Airtel  79,122 1,514
HDFC Bank  62,407 1,283
HDFC Life Insurance  227,740 1,945
Hindustan Unilever  10,070 302
ICICI Bank  191,847 2,943
Infosys, ADR (USD) (2) 94,814 1,983

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
Reliance Industries  67,948 1,074
Sona Blw Precision Forgings  138,993 1,131
TVS Motor  18,153 537
Total India (Cost $11,965) 13,878
INDONESIA 6.1%
Common Stocks 6.1%
Bank Central Asia  4,467,300 2,913
Bank Mandiri Persero  459,700 195
Bank Rakyat Indonesia Persero  2,953,100 900
Sumber Alfaria Trijaya  5,963,200 1,259
Total Indonesia (Cost $3,785) 5,267
PHILIPPINES 3.0%
Common Stocks 3.0%
BDO Unibank  559,849 1,465
Jollibee Foods  241,340 1,100
Total Philippines (Cost $1,552) 2,565
SINGAPORE 3.6%
Common Stocks 3.6%
DBS Group Holdings  61,960 1,796
Sea, ADR (USD) (1) 6,030 567
Singapore Telecommunications  332,600 785
Total Singapore (Cost $2,179) 3,148
SOUTH KOREA 9.3%
Common Stocks 9.3%
DB Insurance  11,984 944
Hyundai Motor  6,432 991
JYP Entertainment  14,750 519
KB Financial Group  13,568 883
Samsung Electronics  49,199 2,089
Samsung Fire & Marine Insurance  2,870 696
SK Hynix  8,746 1,145
SM Entertainment  14,199 726
Total South Korea (Cost $7,111) 7,993

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 20.0%
Common Stocks 20.0%
Accton Technology  26,000 437
ASE Technology Holding  194,000 915
Chailease Holding  291,844 1,367
Delta Electronics  35,000 432
Giant Manufacturing  73,000 412
MediaTek  36,000 1,401
Taiwan Semiconductor Manufacturing  145,000 4,547
Taiwan Semiconductor Manufacturing, ADR (USD)  40,723 7,759
Total Taiwan (Cost $8,415) 17,270
THAILAND 0.6%
Common Stocks 0.6%
Bangkok Bank  129,500 564
Total Thailand (Cost $615) 564
UNITED STATES 1.7%
Common Stocks 1.7%
Coupang (1) 56,190 1,449
Total United States (Cost $918) 1,449
VIETNAM 1.6%
Common Stocks 1.6%
Asia Commercial Bank  1,276,990 1,354
Total Vietnam (Cost $1,266) 1,354
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 2,084,378 2,084
Total Short-Term Investments (Cost $2,084) 2,084

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 2,114,074 2,114
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,114
Total Securities Lending Collateral (Cost $2,114) 2,114
Total Investments in Securities
102.6% of Net Assets
(Cost $67,399) $ 88,483
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 144 ++
Totals $ — # $ — $ 144 +
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 2,285 ¤ ¤ $ 4,198
Total $ 4,198 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $144 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,198.

T. ROWE PRICE Asia Opportunities Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $67,399) $ 88,483
Receivable for investment securities sold 880
Dividends receivable 83
Foreign currency (cost $80) 78
Receivable for shares sold 25
Other assets 23
Total assets 89,572
Liabilities
Obligation to return securities lending collateral 2,114
Payable for investment securities purchased 891
Investment management fees payable 60
Payable for shares redeemed 22
Due to affiliates 3
Other liabilities 200
Total liabilities 3,290
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 86,282

T. ROWE PRICE Asia Opportunities Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (4,759)
Paid-in capital applicable to 5,429,402 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 91,041
NET ASSETS $ 86,282
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $46,170; Shares outstanding: 2,904,389) $ 15.90
Advisor Class
(Net assets: $33; Shares outstanding: 2,102) $ 15.86
I Class
(Net assets: $40,079; Shares outstanding: 2,522,911) $ 15.89

T. ROWE PRICE Asia Opportunities Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $247) $ 1,798
Securities lending 13
Total income 1,811
Expenses
Investment management 679
Shareholder servicing
Investor Class $ 186
Advisor Class 3
I Class 13 202
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Custody and accounting 212
Legal and audit 92
Registration 60
Miscellaneous 24
Waived / paid by Price Associates (421)
Total expenses 864
Net investment income 947

T. ROWE PRICE Asia Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $522) 7,120
Foreign currency transactions (13)
Net realized gain 7,107
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(61)) 10,612
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 10,611
Net realized and unrealized gain / loss 17,718
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,665

T. ROWE PRICE Asia Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 947 $ 705
Net realized gain (loss) 7,107 (9,680)
Change in net unrealized gain / loss 10,611 25,950
Increase in net assets from operations 18,665 16,975
Distributions to shareholders
Net earnings
Investor Class (767) (1,153)
Advisor Class (1) (1)
I Class (873) (2,028)
Decrease in net assets from distributions (1,641) (3,182)
Capital share transactions
*
Shares sold
Investor Class 11,367 11,654
Advisor Class 27 28
I Class 9,337 8,494
Distributions reinvested
Investor Class 744 1,127
Advisor Class 1 1
I Class 840 1,974
Shares redeemed
Investor Class (20,001) (23,747)
Advisor Class (57) (30)
I Class (19,111) (45,793)
Decrease in net assets from capital share
transactions (16,853) (46,292)

T. ROWE PRICE Asia Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase (decrease) during period 171 (32,499)
Beginning of period 86,111 118,610
End of period $ 86,282 $ 86,111
*Share information (000s)
Shares sold
Investor Class 756 784
Advisor Class 2 2
I Class 661 574
Distributions reinvested
Investor Class 55 79
Advisor Class –
(1)
–
I Class 63 138
Shares redeemed
Investor Class (1,388) (1,658)
Advisor Class (4) (2)
I Class (1,347) (3,116)
Decrease in shares outstanding (1,202) (3,199)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Asia Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Asia Opportunities
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Asia Opportunities Fund
(Investor Class), the Asia Opportunities Fund–Advisor Class (Advisor Class)
and the Asia Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Asia Opportunities Fund

are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended October 31, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a

T. ROWE PRICE Asia Opportunities Fund

single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Asia Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Asia Opportunities Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Asia Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,193 $ 68,092 $ — $ 84,285
Short-Term Investments 2,084 — — 2,084
Securities Lending Collateral 2,114 — — 2,114
Total $ 20,391 $ 68,092 $ — $ 88,483

T. ROWE PRICE Asia Opportunities Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $2,058,000; the value of cash collateral and related investments was $2,114,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $50,883,000 and
$70,005,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Asia Opportunities Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 1,641 $ 3,182
($000s)
Cost of investments $ 68,070
Unrealized appreciation $ 23,982
Unrealized depreciation (3,692)
Net unrealized appreciation (depreciation) $ 20,290
($000s)
Undistributed ordinary income $ 135
Net unrealized appreciation (depreciation) 20,290
Loss carryforwards and deferrals (25,184)
Total distributable earnings (loss) $ (4,759)

T. ROWE PRICE Asia Opportunities Fund

tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
During the year ended October 31, 2024, the fund utilized $6,531,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets

T. ROWE PRICE Asia Opportunities Fund

in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,132,000 remain subject to repayment

T. ROWE PRICE Asia Opportunities Fund

by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $164,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.15% 1.25% 0.05%
Expense limitation date 12/31/26 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $(234) $(3) $(184)

T. ROWE PRICE Asia Opportunities Fund

As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 459,515 shares of the I Class, representing 18% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Asia Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Asia Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Asia Opportunities Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Asia Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Asia Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $1,084,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $13,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $1,003,000 and foreign taxes paid of $749,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F104-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024